Retirement And Other Benefit Plans (Schedule Of Funded Status) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Retirement And Other Benefit Plans [Abstract]
Funded status at end of year	$ (36,000,000)	$ (32,700,000)
Unrecognized prior service cost
Unrecognized net actuarial (gain) loss
Accrued benefit cost	(36,000,000)	(32,700,000)
Noncurrent asset
Current liability	(500,000)	(200,000)
Noncurrent liability	(35,480,000)	(33,439,000)
Accumulated other comprehensive (income)/loss (before tax effect)	48,300,000	41,300,000
Net actuarial loss	48,200,000	41,200,000
Prior service cost	100,000	100,000
Accumulated Other Comprehensive (Income)/Loss	$ 48,300,000	$ 41,300,000